Subordinated Hybrid Notes - Narrative (Details) - AltaGas - Subordinated Debt - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 17, 2022	Jan. 11, 2022
Subordinated Borrowing [Line Items]
Interest expense	$ 22,000,000	$ 0
$300 million subordinated notes, Series 1
Subordinated Borrowing [Line Items]
Debt face amount				$ 300,000,000
Debt instrument, stated rate (as a percent)				5.25%
$250 million subordinated notes, Series 2
Subordinated Borrowing [Line Items]
Debt face amount			$ 250,000,000
Debt instrument, stated rate (as a percent)			7.35%